CREDIT FROM BANKING INSTITUTIONS (Schedule of Amount to be Paid) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
First year - current maturities	$ 8,350
Second year	16,700
Third year	16,700
Fourth year	16,700
Fifth year	12,522
Total	$ 70,972